11. CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
11. CONVERTIBLE NOTES PAYABLE

On May 19, 2011, the Company entered into a Securities Purchase Agreement (“Agreement”) with Gemini Master Fund, Ltd. (“Gemini”) and Ascendiant Capital Partners, LLC (“Ascendiant”) or jointly (“Investors”) pursuant to which the Company issued $1.2 million in principal amount of 10% convertible debentures due May 1, 2012, together with 5-year warrants to purchase 2,400,000 shares of the Company’s common stock. The purchase price for the debentures was 83.3% of the face amount, resulting in the Company receiving $1.0 million, less legal fees, placement agent fees and expenses as set forth below.

Conversions are as follows:

On September 8, 2011, Gemini converted $25,000 and interest of $760 into 311,516 shares of common stock at $.0827 per share. On October 21, 2011, Gemini converted $100,000 and interest of $4,247 into 2,619.261 shares of common stock at $.04 per share. On February 7, 2012, Gemini converted $100,000 and interest of $7,205 into 2,434.828 shares of common stock at $.044 per share.

On July 10, 2012, Gemini converted $75,000 and interest of $8,568 into 1,671.378 shares of common stock at $.050 per share.

On July 23, 2012, Ascendiant converted $50,000 and interest of $5,863 into 1,117,260 shares of common stock at $.050 per share.

On March 12, 2012, the Company and Investors entered into First Amendment to Securities Purchase Agreement and Debentures (“Amendment”). The Amendment extended the maturity date of the convertible debentures from May 1, 2012 to September 30, 2012. In addition, the additional investment and participation rights as defined in the Agreement were extended from May 1, 2012 to September 30, 2012.

Under the terms of the Agreement, the debentures, including the amount of accrued interest thereon, are convertible at the option of the holder into shares of the Company’s common stock at a conversion price equal to the lesser of (i) $0.50 per share, or (ii) 70% of the average of the three lowest prices during the 20 trading days preceding the conversion date, subject to a floor conversion price of $0.35 per share, provided that the Company pays to the holder a compensatory amount in cash to adjust for the difference between the conversion price and $0.35 per share. The warrants for 2.4 million shares are exercisable at a price of $0.50 per share for five years. The Agreement also provides for an additional $1.0 million investment option by the Investors to purchase an additional $1.2 million in aggregate principal amount of debentures on or before the one-year anniversary date of the Agreement (subsequently extended to September 30, 2012).  The conversion price of these additional debentures is equal to the lesser of (i) $1.00 per share, or (ii) 70% of the average of the three lowest prices during the 20 trading days preceding the conversion date, subject to a floor conversion price of $0.70 per share subject to adjustment. The Company filed a registration statement on Form S-1 to register the resale of all shares issuable in connection with the convertible debentures and warrants and have it declared effective within ninety days of the closing of the transaction.

The Company paid legal fees and expenses in the amount of $12,500. Visualant also paid $80,000 or 8.0% of the cash received and issued a five-year warrant for 192,000 shares in placement agent fees to Ascendiant Capital Markets LLC.

The Company filed a registration statement on Form S-1, which was declared effective on August 29, 2011, to register 15,340,361 shares of its common stock, including (i) up to 5,400,000 shares of our common stock for Gemini issuable on  conversion and the exercise of a warrant issued to Gemini and (ii) up to 1,992,000 shares of our common stock for Ascendiant issuable on conversion of debt and the  exercise of a warrant issued to Ascendiant.  From the effective date of the registration statement through June 30, 2012, 5,365,605 shares of the Company’s common stock have been issued to Gemini upon conversion of $225,000 of the convertible debentures and interest of $12,664 at an average of $0.044 per share.

The conversion of the convertible notes payable and the related warrants will likely result in a substantial dilution of the value of the common shares for all shareholders.

The Agreement may be terminated by the Investors under certain conditions. The Agreement also contains certain representations and warranties of Visualant and the Investors, including customary investment-related representations provided by the Investors, as well as acknowledgements by the Investors that it has reviewed certain disclosures of the Company (including the periodic reports that the Company has filed with the SEC) and that the Company’s issuance of the shares has not been registered with the SEC or qualified under any state securities laws.  The Company provided customary representations regarding, among other things, its organization, capital structure, subsidiaries, disclosure reports, absence of certain legal or governmental proceedings, financial statements, tax matters, insurance matters, real property and other assets, and compliance with applicable laws and regulations.  The Investor’s representations and warranties are qualified in their entirety (to the extent applicable) by the Company’s disclosures in the reports it files with the SEC.  The Company also delivered confidential disclosure schedules qualifying certain of its representations and warranties in connection with executing and delivering the Agreement.

On December 7, 2009, the Company obtained $250,000 of financing from Coach Capital (“Coach”) pursuant to a Convertible Promissory Note. Interest accrues at 8% and the $250,000 may be converted into common stock on November 27, 2010 at $0.15 per share or 1,666,667 shares.  This financing placed certain restrictions on the Company In addition, Coach received warrants to purchase 833,333 shares of the Company’s common stock at $0.15 per share.  The warrant expires 3 years from the date of issuance. On April 1, 2011, Coach converted $250,000 and interest of $28,758 into 1,858,387 shares of common stock. On May 31, 2011, Coach exercised its warrant and received 833,333 shares of common stock.

Upon issuing the Note to Coach, the Company recognized the note and warrants based on their relative fair values of $250,000 and $81,000, respectively.  The fair value of the note was determined using the Black-Scholes option pricing model. The relative fair value of the warrants was classified as a component of additional paid-in capital with the corresponding amount reflected as a contra-liability to the debt.  The fair value of the warrants was determined using the Black Scholes model, assuming a term of three years, volatility of 267%, no dividends, and a risk-free interest rate of 1.34%.

On July 14, 2010, November 9, 2010 and January 3, 2011 the Company obtained $50,000 of financing from Asher Enterprises, Inc. (“Asher”) pursuant to a Securities Purchase Agreement and Convertible Promissory Note. Interest is accrued at 8% and the $50,000 is convertible into restricted common stock on or before April 19, 2011, August 11, 2011and September 30, 2011 at Asher’s request at a 39% discount to the three lowest close bid prices during the ten days prior to conversion.   This financing places certain restrictions on the Company. The Company expensed $960 during the year ended September 30, 2011.  On February 14 and 17, 2011, Asher converted $50,000 into 173,378 shares of common stock at $.2884 per share.  On May 20, 24 and 26, 2011, Asher converted $50,000 into 296,130 shares of common stock at $.169 per share. On July 14, 17 and 20, 2011, Asher converted $50,000 into 491,506 shares of common stock at $.102 per share.

On May 19, 2011, the Company entered into a Securities Purchase Agreement (“Agreement”) with Gemini Master Fund, Ltd. and Ascendiant Capital Partners, LLC  (“Investors”) pursuant to which the Company issued $1.2 million in principal amount of 10% convertible debentures due May 1, 2012, together with 5-year warrants to purchase 2,400,000 shares of the Company’s common stock. The purchase price for the debentures was 83.3% of the face amount, resulting in the Company receiving $1.0 million, less legal fees, placement agent fees and expenses as set forth below. On September 8, 2011, Gemini converted $25,000 and interest of $760 into 311,516 shares of common stock at $.0827 per share. On October 21, 2011, Gemini converted $100,000 and interest of $4,247 into 2,619.261 shares of common stock at $.04 per share. The Company expensed $43,129 during the year ended September 30, 2011.

The financing, led by Gemini Strategies LLC of San Diego, CA and New York, and Ascendiant Capital Partners LLC of Irvine, CA, provides capital for Visualant to continue with the execution of its strategic plans, including the funding of its planned acquisitions and the market development of its Spectral Pattern Matching Technology.

Under the terms of the Agreement, the debentures, including the amount of accrued interest thereon, are convertible at the option of the holder into shares of the Company’s common stock at a conversion price equal to the lesser of (i) $0.50 per share, or (ii) 70% of the average of the three lowest prices during the 20 trading days preceding the conversion date, subject to a floor conversion price of $0.35 per share, provided that the Company pays to the holder a compensatory amount in cash to adjust for the difference between and the conversion price and $0.35 per share. The warrants for 2.4 million shares are exercisable at a price of $0.50 per share for five years. The Agreement also provides for an additional $1.0 million investment option by the Investors to purchase an additional $1.2 million in aggregate principal amount of debentures on or before the one-year anniversary date of the Agreement.  The conversion price of these additional debentures is equal to the lesser of (i) $1.00 per share, or (ii) 70% of the average of the three lowest prices during the 20 trading days preceding the conversion date, subject to a floor conversion price of $0.70 per share subject to adjustment. The Company has agreed to file a registration statement on form S-1 to register the resale of all shares issuable in connection with the convertible debentures and warrants and have it declared effective within ninety days of the closing of the transaction.

The Company paid legal fees and expenses in the amount of $12,500. Visualant also paid $80,000 or 8.0% of the cash received and issued a five-year warrant for 192,000 shares in placement agent fees to Ascendiant Capital Markets LLC.

We filed a registration statement on Form S-1, which was declared effective on August 29, 2011, to register 15,340,361 of our common stock, including (i) up to 3,600,000 shares of our common stock for Gemini issuable on conversion and 1,800,000 shares of our common stock issuable upon exercise of a warrant issued to Gemini and (ii) up to 1,200,000 shares of our common stock for Ascendiant issuable on conversion and 792,000 shares of our common stock issuable upon exercise of a warrant issued to Ascendiant. Since the effective date of the registration statement, 2,930,777 shares of our common stock have been issued thus far to Gemini on conversion of a portion of the convertible debentures.

The conversion of the convertible notes payable and the related warrants will likely require the Company to file an additional registration statement and will likely result in a dilution of the value of the our common shares for all shareholders.

The Agreement may be terminated by the Investors under certain conditions. The Agreement also contains certain representations and warranties of Visualant and the Investors, including customary investment-related representations provided by the Investors, as well as acknowledgements by the Investors that it has reviewed certain disclosures of the Company (including the periodic reports that the Company has filed with the SEC) and that the Company’s issuance of the shares has not been registered with the SEC or qualified under any state securities laws.  We provided customary representations regarding, among other things, its organization, capital structure, subsidiaries, disclosure reports, absence of certain legal or governmental proceedings, financial statements, tax matters, insurance matters, real property and other assets, and compliance with applicable laws and regulations.  The Investor’s representations and warranties are qualified in their entirety (to the extent applicable) by the Company’s disclosures in the reports it files with the SEC.  We also delivered confidential disclosure schedules qualifying certain of its representations and warranties in connection with executing and delivering the Agreement.